GOLDMAN SACHS TRUST

Supplement dated October 1, 2014

to the current Summary Prospectuses, Statutory Prospectuses and Statements of

Additional Information for each applicable Goldman Sachs Fund that has Class B Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 13-14, 2014, the Board of Trustees of the Goldman Sachs Trust approved the early conversion of each Fund’s Class B Shares into Class A Shares (or Service Shares, with respect to the Goldman Sachs Financial Square Prime Obligations Fund).

Accordingly, effective at the close of business on November 14, 2014 (the “Conversion Date”), Class B Shares of each Fund will convert to Class A Shares of the Fund (or Service Shares, with respect to the Goldman Sachs Financial Square Prime Obligations Fund), including Class B Shares that are scheduled to convert on a later date. No contingent deferred sales charges (“CDSCs”) will be assessed in connection with this early conversion. In addition, effective October 15, 2014, redemptions of a Fund’s Class B Shares before the Conversion Date will not be subject to a CDSC.

The early conversion of each Fund’s Class B Shares into Class A Shares (or Service Shares, with respect to the Goldman Sachs Financial Square Prime Obligations Fund) is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus or Statement of Additional Information for future reference.

EXHIBIT A

Goldman Sachs Asia Equity Fund	Goldman Sachs Income Builder Fund
Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs International Equity Insights Fund
Goldman Sachs Capital Growth Fund	Goldman Sachs International Small Cap Fund
Goldman Sachs Concentrated Growth Fund	Goldman Sachs Large Cap Growth Insights Fund
Goldman Sachs Core Fixed Income Fund	Goldman Sachs Large Cap Value Fund
Goldman Sachs Bond Fund	Goldman Sachs Large Cap Value Insights Fund
Goldman Sachs Emerging Markets Equity Fund	Goldman Sachs Mid Cap Value Fund
Goldman Sachs Enhanced Income Fund	Goldman Sachs Municipal Income Fund
Goldman Sachs Equity Growth Strategy Portfolio	Goldman Sachs Real Estate Securities Fund
Goldman Sachs Financial Square Prime Obligations Fund	Goldman Sachs Small Cap Equity Insights Fund
Goldman Sachs Focused International Equity Fund	Goldman Sachs Small Cap Growth Insights Fund
Goldman Sachs Global Income Fund	Goldman Sachs Small Cap Value Fund
Goldman Sachs Government Income Fund	Goldman Sachs Small Cap Value Insights Fund
Goldman Sachs Growth and Income Fund	Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Strategic Growth Fund
Goldman Sachs Growth Opportunities Fund	Goldman Sachs Strategic International Equity Fund
Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Technology Tollkeeper Fund
Goldman Sachs High Yield Fund	Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs High Yield Municipal Fund	Goldman Sachs U.S. Tax-Managed Equity Fund

     BCLSCONSTK 10-14